Pension and Non-pension Post-employment Benefit Plans - Summary of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Interest income	$ (0.1)	$ (0.4)	$ (0.4)
Administrative expenses paid from plan assets	0.5	0.6	1.3
Pension Plan | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Plan assets, beginning of year	211.8	359.9
Interest income	10.1	5.8
Actuarial gains (losses) in other comprehensive income	(10.0)	(112.0)
Administrative expenses paid from plan assets	(0.4)	(0.6)
Employer contributions	1.3	4.0
Employer direct benefit payments	0.3	0.1
Employer direct settlement payments	0.0	0.0
Settlement payments from employer	0.0	0.0
Settlement payments from plan	0.0	0.0
Benefit payments from plan	(10.8)	(10.4)
Benefit payments from employer	(0.3)	(0.1)
Foreign currency exchange rate changes and other	9.2	(34.9)
Plan assets, end of year	211.2	211.8	359.9
Other benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Interest income	(3.1)	(2.7)	(2.4)
Administrative expenses paid from plan assets	0.0	0.0	0.0
Other benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Plan assets, beginning of year	2.3	2.0
Interest income	0.1	0.0
Actuarial gains (losses) in other comprehensive income	0.0	0.0
Administrative expenses paid from plan assets	0.0	0.0
Employer contributions	0.6	0.8
Employer direct benefit payments	3.7	2.4
Employer direct settlement payments	1.1	0.0
Settlement payments from employer	(1.1)	0.0
Settlement payments from plan	(0.1)	0.0
Benefit payments from plan	(0.4)	(0.4)
Benefit payments from employer	(3.7)	(2.4)
Foreign currency exchange rate changes and other	(0.2)	(0.1)
Plan assets, end of year	$ 2.3	$ 2.3	$ 2.0